UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31/08
Date of reporting period:	3/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--91.9%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--88.6%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	11,975,000	11,729,991
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	2,088,222
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,233,263
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,022,978
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000	3,258,255
Camden,
GO (Insured; FSA)	0.00	2/15/12	4,385,000 a	4,052,442
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	3,612,866
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	1,589,820
Carteret Board of Education,
COP (Insured; MBIA, Inc.)	6.00	1/15/10	440,000 b	463,694
East Orange,
GO (Insured; FSA)	0.00	8/1/10	4,240,000 a	4,164,019
East Orange,

GO (Insured; FSA)	0.00	8/1/11	2,500,000 a	2,404,450
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000 a	386,956
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000 a	297,419
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000 a	811,886
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 b	10,762,100
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,570,405
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	8,000,000	8,011,520
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,851,335
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; MBIA, Inc.)	6.13	6/1/17	280,000	284,852
Hudson County Improvement
Authority, County-Guaranteed
Parking Revenue (Harrison
Parking Facility Redevelopment
Project) (Insured; Assured
Guaranty)	5.25	1/1/39	5,000,000	4,999,550
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA, Inc.)	0.00	12/15/34	3,000,000 a	609,060
Jersey City,
GO (Insured; FSA)	0.00	5/15/10	4,745,000 a	4,653,469

Jersey City,
Public Improvement Revenue
(Insured; MBIA, Inc.) 5.25		9/1/09	1,605,000 b	1,653,776
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured; MBIA,
Inc.)	5.00	8/1/40	3,290,000	3,251,277
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000 a	2,088,736
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000 a	2,294,018
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA, Inc.) 6.25		8/15/10	495,000	511,632
New Jersey,
GO (Insured; MBIA, Inc.) 6.00		7/15/10	7,400,000	7,881,222
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	1,800,716
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	12,500,000	9,519,875
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,255,000	1,275,745
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,555,000	2,640,874
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District

Energy Company L.P. Project)	6.20	12/1/10	2,705,000	2,706,109
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	400,582
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,710,660
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,824,195
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	1,898,899
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	990,220
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	311,930
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	2,317,020
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project)	5.25	11/1/33	2,780,000	2,159,726
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA, Inc.)	0.00	7/1/20	3,350,000 a	1,935,798
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA, Inc.)	0.00	7/1/21	2,620,000 a	1,415,455

New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility) 5.25		11/15/26	1,700,000	1,176,587
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program) 5.75		7/1/14	1,080,000	1,167,782
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000 a	913,680
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000 a	870,910
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000 a	2,556,223
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000 a	3,485,600
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000 a	1,635,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000 a	3,688,750
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000 a	2,934,120
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,386,645
New Jersey Economic Development

Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	10,000,000 b	10,929,300
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	4,300,000	4,610,503
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FGIC)	5.50	9/1/27	10,000,000	10,424,800
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	3,353,750
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	1,138,080
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 b	2,582,673
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,240,542
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	827,430
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	426,815
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,435,888
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	579,855
New Jersey Educational Facilities
Authority, Revenue (Montclair

State University Issue)	5.25	7/1/38	2,000,000	1,985,040
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	12,165,000	12,128,748
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 b	3,052,359
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/15	120,000 b	138,871
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,636,980
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,631,450
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.75	7/1/10	15,405,000 b	16,370,277
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000	5,370,600
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/14	2,500,000 b	2,868,050
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	4,137,150
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000	5,797,055
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; FSA)	5.00	7/1/35	7,910,000	7,886,428
New Jersey Educational Facilities

Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	5.00	7/1/38	3,745,000	3,727,586
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.25	9/1/10	4,070,000 b	4,370,285
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	6,145,000	6,380,231
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/12	2,270,000 b	2,590,887
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000	2,848,400
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	2,799,210
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	685,207
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/36	2,900,000	2,870,971
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kimball Medical Center Issue)
(Insured; AMBAC)	7.00	7/1/20	6,000,000	6,003,600
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System

Obligated Group Issue)
(Insured; Assured Guaranty)	5.00	7/1/38	5,000,000	4,813,800
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,032,820
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA,
Inc.)	0.00	7/1/23	2,280,000 a	1,233,982
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA,
Inc.)	0.00	7/1/23	3,220,000 a	878,641
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.00	7/1/18	1,000,000	811,170
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.63	7/1/38	4,000,000	2,900,320
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,475,000	2,543,384
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/10	4,000,000 b	4,320,400
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	12,595,000	12,281,510
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	12,000,000	12,360,480
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,989,815

New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.75	4/1/18	1,120,000	1,125,029
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.30	4/1/26	335,000	337,121
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,402,496
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,320,000	2,348,281
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	6,000,000	6,386,760
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,240,000	2,190,138
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	5,000,000 b	5,357,050
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,753,831
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,084,160
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,360,850
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.00	12/15/38	10,000,000	10,524,900
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000 a	410,580
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	9,916,900
New Jersey Transportation Trust

Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,150,000	5,054,571
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	6.00	12/15/11	5,000,000 b	5,651,250
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	2,255,000	2,661,126
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	3,745,000	4,213,387
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	69,137
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	187,157
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	835,000	976,725
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	165,000	199,145
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.75	1/1/10	685,000	712,386
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.75	1/1/10	2,315,000	2,387,344
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	6.50	1/1/16	3,520,000	4,210,518
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA, Inc.)	6.00	7/1/19	2,000,000	2,382,720
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,255,480
Port Authority of New York and New
Jersey (Consolidated Bonds,
127th Series) (Insured; AMBAC)	5.25	12/15/32	5,070,000	4,585,916
Port Authority of New York and New

Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/15	5,000,000	4,844,850
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	0.00	9/1/30	7,550,000 a	2,102,147
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
FSA)	5.25	8/15/38	3,640,000	3,679,057
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
MBIA, Inc.)	5.45	2/1/32	1,590,000	1,416,817
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 b	1,883,918
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.75	1/1/34	2,900,000	2,984,738
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.88	1/1/39	6,000,000	6,217,860
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 b	2,817,925
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 b	2,150,631
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 b	12,873,249
Tobacco Settlement Financing
Corporation of New Jersey,

Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	1,866,810
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,950,000	3,710,123
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,180,000	6,696,895
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	11,115,000	5,803,030
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000	1,847,604
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	4,828,574
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000	14,255,168
West Orange Board of Education,
COP (Insured; MBIA, Inc.)	6.00	10/1/09	500,000 b	518,925
U.S. Related--3.3%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	816,990
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000	8,752,388
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	36,600,000 a	2,820,030
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; MBIA, Inc.)	0.00	8/1/43	18,000,000 a	1,702,620
Virgin Islands Public Finance

Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 b	3,283,860
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	1,918,160
Total Long-Term Municipal Investments
(cost $539,040,788)				532,795,334
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.8%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--6.6%
Camden County Industrial
Development Authority, Revenue
(Harvest Village Project)
(LOC; JPMorgan Chase Bank)	0.23	4/1/09	300,000 c	300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Southern Ocean County
Hospital Issue) (LOC; Wachovia
Bank)	0.45	4/7/09	6,005,000 c	6,005,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	2.00	4/7/09	11,000,000 c	11,000,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	1.50	4/7/09	17,630,000 c	17,630,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.25	4/7/09	1,800,000 c	1,800,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	0.23	4/1/09	1,200,000 c	1,200,000
Rutgers, The State University,
GO, Refunding (Liquidity
Facility; Landesbank

Hessen-Thuringen Girozentrale) 0.20		4/1/09	210,000 c	210,000
U.S. Related--.2%
Puerto Rico Commomwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.40	4/1/09	600,000 c	600,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.40	4/1/09	500,000 c	500,000
Total Short-Term Municipal Investments
(cost $39,245,000)				39,245,000
Total Investments (cost $578,285,788)			98.7%	572,040,334
Cash and Receivables (Net)			1.3%	7,364,309
Net Assets			100.0%	579,404,643

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $578,285,788. Net unrealized depreciation on investments was $6,245,454 of which $21,522,688 related to appreciated investment securities and $27,768,142 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:
			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	0	572,040,334	0	572,040,334
Other Financial Instruments+	0		0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange of which such securities are primarily traded or at the last sales price on the national securities market on each business day

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)